GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA
NOTE 11:	GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.	Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.	Geographical information :

1.	Revenues:

	Year ended December 31,
	2013	2014	2015

License Revenues

Far East	$2,322	$2,745	$1,433
Germany	2,616	2,893	2,421
Rest of Europe	1,761	3,035	2,127
North and South America	4,254	2,091	1,343
Africa and Middle East	809	447	384

	11,762	11,211	7,708
Service Revenues

Far East	3,259	3,536	3,837
Germany	7,820	6,186	4,881
Rest of Europe	4,370	7,121	4,658
North and South America	1,284	7,435	12,270
Africa and Middle East	562	366	437

	17,295	24,644	26,083

Total revenues	$29,057	$35,855	$33,791

2.	The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2014	2015

Israel	$127	$113
USA	974	1,239
Other	79	92

Total Long-lived assets:	$1,180	$1,444

c.	Major customers’ data:

In 2014 and 2015 the Company had no customer who accounted for more than 10% of the total revenues. During 2013 one customer accounted for 10.2% of the total revenues.